Organization, Summary of Significant Accounting Policies and New Accounting Standards - Advertising, Sales and Marketing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Social Finance, Inc.
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Advertising Expense	$ 138,888	$ 169,942	$ 143,081